Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2018 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$152,160	$-	$152,160	$-
State and political subdivisions	173	-	173	-
Mortgage backed securities and collateralized mortgage obligations - residential	262,032	-	262,032	-
Corporate bonds	29,938	-	29,938	-
Small Business Administration - guaranteed participation securities	56,475	-	56,475	-
Other	685	-	685	-

Total securities available for sale	$501,463	$-	$501,463	$-

	Fair Value Measurements at December 31, 2017 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$137,851	$-	$137,851	$-
State and political subdivisions	525	-	525	-
Mortgage backed securities and collateralized mortgage obligations - residential	315,983	-	315,983	-
Corporate bonds	40,162	-	40,162	-
Small Business Administration - guaranteed participation securities	67,059	-	67,059	-
Mortgage backed securities and collateralized mortgage obligations - commercial	9,700	-	9,700	-
Other	685	35	650	-

Total securities available for sale	$571,965	$35	$571,930	$-

Assets Measured at Fair Value on Non-Recurring Basis
 Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2018 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$1,675	$-	$-	$1,675	Sales comparison approach	Adjustments for differences between comparable sales	1% - 14% (7%)

Impaired loans:
Real estate mortgage - 1 to 4 family	459	-	-	459	Sales comparison approach	Adjustments for differences between comparable sales	5% - 14% (10%)

	Fair Value Measurements at December 31, 2017 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$3,246	$-	$-	$3,246	Sales comparison approach	Adjustments for differences between comparable sales	1% - 14% (7%)

Impaired loans:
Real estate mortgage - 1 to 4 family	844	-	-	844	Sales comparison approach	Adjustments for differences between comparable sales	5% - 14% (10%)

Carrying Amounts and Estimated Fair Values of Financial Instruments
In accordance with ASC 825, the carrying amounts and estimated fair values (exit price) of financial instruments at December 31, 2018 and 2017 are as follows:

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2018 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$503,709	503,709	-	-	503,709
Securities available for sale	501,463	-	501,463	-	501,463
Held to maturity securities	22,501	-	22,924	-	22,924
Federal Reserve Bank and Federal Home Loan Bank stock	8,953	N/A	N/A	N/A	N/A
Net loans	3,829,330	-	-	3,753,966	3,753,966
Accrued interest receivable	11,341	353	2,371	8,617	11,341
Financial liabilities:
Demand deposits	405,069	405,069	-	-	405,069
Interest bearing deposits	3,869,178	2,594,672	1,264,772	-	3,859,444
Short-term borrowings	161,893	-	161,893	-	161,893
Accrued interest payable	1,024	104	920	-	1,024

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2017 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$612,740	612,740	-	-	612,740
Securities available for sale	571,965	35	571,930	-	571,965
Held to maturity securities	27,551	-	28,701	-	28,701
Federal Reserve Bank and Federal Home Loan Bank stock	8,779	N/A
Net loans	3,592,237	-	N/A	N/A	N/A
Accrued interest receivable	11,441	243	-	3,598,213	3,598,213
Financial liabilities:			2,440	8,758	11,441
Demand deposits	398,399	398,399	-	-	398,399
Interest bearing deposits	3,774,927	2,707,961	1,076,213	-	3,784,174
Short-term borrowings	242,991	-	242,991	-	242,991
Accrued interest payable	537	77	460	-	537